SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                                   --------

Cash Account Trust
     Government & Agency Securities Portfolio
     Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
     Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
Deutsche Alternative Asset Allocation Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche CROCI( (Reg. TM) )International Fund
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund
Deutsche CROCI( (Reg. TM)) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE( (Reg. TM)) Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund

Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund

Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
     Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund
DEUTSCHE VARIABLE SERIES I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche CROCI( (Reg. TM) )International VIP
DEUTSCHE VARIABLE SERIES II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
DEUTSCHE INVESTMENTS VIT FUNDS:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

--------------------------------------------------------------------------------
The following information replaces the existing disclosure in the "Investing in the Funds-Financial Intermediary Support Payments" section of each fund's/portfolio's Prospectus:



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS (NOT APPLICABLE TO CLASS R6)


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described


July 24, 2015
PROSTKR-510
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]
in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors and Deutsche fund shares to financial advisors in amounts that generally range from 0.01% up to 0.57% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


THE FOLLOWING PARAGRAPH IS FOR ALL FUNDS EXCEPT DEUTSCHE VARIABLE NAV MONEY
FUND: The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from ExpertPlan Inc., a subsidiary of Ascensus, Inc., on the DeAWM-branded retirement plan platform (the "Platform"). The level of revenue sharing payments are based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




               Please Retain This Supplement for Future Reference


July 24, 2015
PROSTKR-510
                                       2

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF
                           EACH OF THE LISTED FUNDS

                                   --------
PART I

The following disclosure supplements the currently effective Statements of Additional Information of each of the funds listed below:

--------------------------------------------------------------------------------

Cash Account Trust

     Government & Agency Securities Portfolio
     Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
     Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
Deutsche Alternative Asset Allocation Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche CROCI( (Reg. TM) )International Fund
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund
Deutsche CROCI( (Reg. TM)) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE( (Reg. TM)) Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund

Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund

Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
     Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund
DEUTSCHE VARIABLE SERIES I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche CROCI( (Reg. TM) )International VIP
DEUTSCHE VARIABLE SERIES II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
DEUTSCHE INVESTMENTS VIT FUNDS:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

--------------------------------------------------------------------------------
The following information replaces similar disclosure under "Financial Intermediary Support Payments" section of each fund's/portfolio's Statement of Additional Information:


July 24, 2015
SAISTKR-209
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS. In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/ networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.57% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of a fund or of any particular share class of a fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of a fund.


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from ExpertPlan, Inc., a subsidiary of Ascensus, Inc., on the DeAWM branded retirement plan platform (the "Platform"). The level of revenue sharing payments are based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.


As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in PART II -APPENDIX II-E will receive revenue sharing payments at different points during the coming year as described above.


PART II


The following disclosure supplements the currently effective Statements of Additional Information of each of the funds listed below:


July 24, 2015
SAISTKR-209
                                       2

--------------------------------------------------------------------------------

Deutsche Capital Growth Fund

Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche Emerging Markets Equity Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Global Equity Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche High Income Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Science and Technology Fund

Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Government Securities Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund
Deutsche World Dividend Fund
Tax-Exempt California Money Market Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure in "APPENDIX I-B - BOARD COMMITTEES AND MEETINGS" of each Fund's Statement of Additional Information:


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD

The Board oversees the operations of the Deutsche funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 6 times during the most recently completed calendar year.

BOARD LEADERSHIP STRUCTURE

A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the investment adviser present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, the diversity and the complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the Deutsche funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board as appropriate. Each committee may utilize the resources of a fund's counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consists exclusively of Independent Board Members.


July 24, 2015
SAISTKR-209
                                       3

The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of a fund's investment adviser, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the Deutsche funds and to discuss with the fund's investment adviser and administrator how it monitors and controls such risks.


BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed Income and Asset Allocation Oversight Committee, Operations Committee and Dividend Committee.

--------------------------------------------------------------------------------

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                              CURRENT MEMBERS
-----------------      -------------    ---------                                              ---------------
AUDIT COMMITTEE              7          Assists the Board in fulfilling its responsibility     Paul K. Freeman (Chair),
                                        for oversight of (1) the integrity of the financial    William McClayton (Vice
                                        statements, (2) the fund's accounting and              Chair), John W. Ballantine,
                                        financial reporting policies and procedures, (3)       Henry P. Becton, Jr. and
                                        the fund's compliance with legal and regulatory        Richard J. Herring
                                        requirements related to accounting and finan-
                                        cial reporting, (4) valuation of fund assets and
                                        securities and (5) the qualifications, indepen-
                                        dence and performance of the independent
                                        registered public accounting firm for the fund.
                                        Oversees the valuation of the fund's securities
                                        and other assets and determines, as needed,
                                        the fair value of fund securities or other assets
                                        under certain circumstances as described in
                                        the fund's Valuation Procedures. The Audit
                                        Committee has appointed a Valuation
                                        Sub-Committee, which may make determina-
                                        tions of fair value required when the Audit
                                        Committee is not in session. The current
                                        members of the fund's Valuation
                                        Sub-Committee are John W. Ballantine, Richard
                                        J. Herring, Henry P. Becton, Jr. (Alternate), Paul
                                        K. Freeman (Alternate) and William McClayton
                                        (Alternate). The Audit Committee also approves
                                        and recommends to the Board the appoint-
                                        ment, retention or termination of the
                                        independent registered public accounting firm
                                        for the fund, reviews the scope of audit and
                                        internal controls, considers and reports to the
                                        Board on matters relating to the fund's
                                        accounting and financial reporting practices,
                                        and performs such other tasks as the full Board
                                        deems necessary or appropriate. The Audit
                                        Committee receives annual representations
                                        from the independent registered public
                                        accounting firm as to its independence.

July 24, 2015
SAISTKR-209
                                       4

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                             CURRENT MEMBERS
-----------------      -------------    ---------                                             ---------------
NOMINATING AND               6          Recommends individuals for membership on              Rebecca W. Rimel (Chair),
GOVERNANCE                              the Board, nominates officers, Board and              Henry P. Becton, Jr. (Vice
COMMITTEE                               committee chairs, vice chairs and committee           Chair), John W. Ballantine
                                        members, and oversees the operations of the           and William McClayton
                                        Board. The Nominating and Governance
                                        Committee has not established specific,
                                        minimum qualifications that must be met by an
                                        individual to be considered by the Nominating
                                        and Governance Committee for nomination as
                                        a Board Member. The Nominating and Gover-
                                        nance Committee may take into account a
                                        wide variety of factors in considering Board
                                        Member candidates, including, but not limited
                                        to: (i) availability and commitment of a candi-
                                        date to attend meetings and perform his or her
                                        responsibilities to the Board, (ii) relevant
                                        industry and related experience, (iii) educa-
                                        tional background, (iv) financial expertise, (v) an
                                        assessment of the candidate's ability, judg-
                                        ment and expertise, and (vi) the current
                                        composition of the Board. The Committee
                                        generally believes that the Board benefits from
                                        diversity of background, experience and views
                                        among its members, and considers this as a
                                        factor in evaluating the composition of the
                                        Board, but has not adopted any specific policy
                                        in this regard. The Nominating and Governance
                                        Committee reviews recommendations by
                                        shareholders for candidates for Board positions
                                        on the same basis as candidates recom-
                                        mended by other sources. Shareholders may
                                        recommend candidates for Board positions by
                                        forwarding their correspondence by US mail or
                                        courier service to Kenneth C. Froewiss,
                                        Chairman, Deutsche Mutual Funds, P.O. Box
                                        390601, Cambridge, MA 02139.

CONTRACT                     7          Reviews at least annually, (a) the fund's finan-      Keith R. Fox (Chair), William
COMMITTEE                               cial arrangements with DIMA and its affiliates,       N. Searcy, Jr. (Vice Chair),
                                        and (b) the fund's expense ratios.                    Dawn-Marie Driscoll, Paul K.
                                                                                              Freeman, Richard J. Herring
                                                                                              and Jean Gleason
                                                                                              Stromberg

EQUITY OVERSIGHT             6          Reviews the investment operations of those            William McClayton (Chair),
COMMITTEE                               funds that primarily invest in equity securities      Keith R. Fox (Vice Chair),
                                        (except for those funds managed by an asset           Henry P. Becton, Jr.,
                                        allocation investment team).                          Rebecca W. Rimel and Jean
                                                                                              Gleason Stromberg

FIXED INCOME AND             6          Reviews the investment operations of those            John W. Ballantine (Chair),
ASSET ALLOCATION                        funds that primarily invest in fixed income           William N. Searcy, Jr. (Vice
OVERSIGHT                               securities or pursue an asset allocation              Chair), Dawn-Marie Driscoll,
COMMITTEE                               strategy.                                             Paul K. Freeman and Richard
                                                                                              J. Herring

July 24, 2015
SAISTKR-209
                                       5

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                           CURRENT MEMBERS
-----------------      -------------    ---------                                           ---------------
OPERATIONS                   6          Reviews the administrative operations and           Dawn-Marie Driscoll (Chair),
COMMITTEE                               general compliance matters of the fund.             William N. Searcy, Jr. (Vice
                                        Reviews administrative matters related to the       Chair), Keith R. Fox,
                                        operations of the fund, policies and procedures     Rebecca W. Rimel and Jean
                                        relating to portfolio transactions, custody         Gleason Stromberg
                                        arrangements, fidelity bond and insurance
                                        arrangements and such other tasks as the full
                                        Board deems necessary or appropriate.

DIVIDEND                     0          Authorizes dividends and other distributions for    Keith R. Fox, Kenneth C.
COMMITTEE                               those funds that are organized as series of a       Froewiss, John W.
                                        Maryland corporation. Committee meets on an         Ballantine (Alternate), Henry
                                        as-needed basis.                                    P. Becton, Jr. (Alternate),
                                                                                            Dawn-Marie Driscoll (Alter-
                                                                                            nate), Paul K. Freeman
                                                                                            (Alternate), Richard J.
                                                                                            Herring (Alternate), William
                                                                                            McClayton (Alternate),
                                                                                            Rebecca W. Rimel (Alter-
                                                                                            nate), William N. Searcy, Jr.
                                                                                            (Alternate) and Jean
                                                                                            Gleason Stromberg
                                                                                            (Alternate)

--------------------------------------------------------------------------------

AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

               Please Retain This Supplement for Future Reference


July 24, 2015
SAISTKR-209
                                       6